Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34238
Entity Registrant Name	The9 LTD
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	17 Floor, No. 130 Wu Song Road
Entity Address, Address Line Two	Hong Kou District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200080
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	4,567,660,012
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	587
Auditor Name	RBSM LLP
Auditor Location	New York, New York
Entity Central Index Key	0001296774
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document and Entity Information
Contact Personnel Name	George Lai
Country Region	86
City Area Code	21
Local Phone Number	6108-6080
Contact Personnel Email Address	georgelai@corp.the9.com
Entity Address, Address Line One	17 Floor, No. 130 Wu Song Road
Entity Address, Address Line Two	Hong Kou District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200080
Entity Address, Country	CN
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	NCTY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	412,731,807
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.01 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	4,504,052,678
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	63,607,334